FLEXSHARES® TRUST

FlexShares® Disciplined Duration MBS Index Fund

SUPPLEMENT DATED MAY 26, 2021 TO THE PROSPECTUS DATED MARCH 1, 2021, AS SUPPLEMENTED

Michael R. Chico is no longer a portfolio manager of the FlexShares® Disciplined Duration MBS Index Fund (the “Fund”). Kevin O’Shaughnessy will continue to serve as a portfolio manager of the Fund and will be joined by Jun Yang to assume portfolio management responsibilities.

Accordingly, the Prospectus is updated as follows:

1.    The following replaces the paragraph under “Management” on page 149:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Kevin O’Shaughnessy and Jun Yang, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since May 2016 and May 2021, respectively.

2.    The following replaces the sixth full paragraph and corresponding sub-paragraphs under “Description of Fund Management – Portfolio Managers”:

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Disciplined Duration MBS Index Fund are:

Kevin O’Shaughnessy is a Vice President of NTI. Mr. O’Shaughnessy joined NTI in 1997 and is responsible for managing various fixed-income funds.

Jun Yang is a Vice President of NTI. Mr. Yang joined NTI in 2018 and is a senior portfolio manager in NTI’s Fixed Income Group. Prior to joining NTI, Mr. Yang was a research analyst at Performance Trust Capital Partners.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Disciplined Duration MBS Index Fund

SUPPLEMENT DATED MAY 26, 2021 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2021, AS SUPPLEMENTED

Michael R. Chico is no longer a portfolio manager of the FlexShares® Disciplined Duration MBS Index Fund (the “Fund”). Kevin O’Shaughnessy will continue to serve as a portfolio manager of the Fund and will be joined by Jun Yang to assume portfolio management responsibilities.

Accordingly, the SAI is updated as follows:

1.    The disclosure as to the portfolio managers of the Fund in the table under the section entitled “Portfolio Managers” beginning on page 82 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS
FlexShares® Disciplined Duration MBS Index Fund	Kevin O’Shaughnessy and Jun Yang

2.    The following disclosure is added under the section entitled “Portfolio Managers – Accounts Managed by Portfolio Managers” beginning on page 82 of the SAI:

The table below discloses accounts within each type of category listed below for which Jun Yang* was jointly and primarily responsible for day-to-day portfolio management as of April 30, 2021.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Jun Yang became a Portfolio Manager of the FlexShares® Disciplined Duration MBS Index Fund effective May 2021.

3.    The following information, as of April 30, 2021, is added in the table under the section entitled “Portfolio Managers – Disclosure of Securities Ownership” beginning on page 88 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Jun Yang*****	FlexShares® Disciplined Duration MBS Index Fund	None

*****Jun	Yang became a Portfolio Manager of the FlexShares® Disciplined Duration MBS Index Fund effective May 2021.

Please retain this Supplement with your SAI for future reference.